Weiss Alternative Balanced Risk Fund
Weiss Alternative Balanced Risk Fund
WEISS ALTERNATIVE BALANCED RISK FUND

Class A (not available for purchase)

Investor Class WEIZX

Class I (not available for purchase)

Class K WEIKX

A Series of Series Portfolios Trust

Supplement dated July 24, 2017, to the

Summary Prospectus and Prospectus each dated February 28, 2017

On July 20, 2017, the Board of Trustees (the “Board”) of Series Portfolios Trust (the “Trust”) approved an Amendment to the Investment Advisory Agreement between Weiss Multi-Strategy Advisers, LLC (the “Adviser”) and the Trust on behalf of the Weiss Alternative Balanced Risk Fund (the “Fund”) reducing the management fee paid by the Fund to the Adviser for all classes of the Fund from 1.60% to 1.50% of the average daily net assets of such class. Additionally, the Adviser has contractually agreed to limit the total annual fund operating expenses of each class of the Fund (excluding Rule 12b-1 fees, shareholder servicing fees, redemption fees, swap fees and expenses, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 1.50% of the average daily net assets (the “Expense Cap”).

Accordingly, effectively immediately, the “Fees and Expenses of the Fund” table in the Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest, in the future, at least $50,000 in the Fund. More information about these and other discounts is available in the section entitled “Choosing a Share Class: Class A Shares,” on page 25 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Weiss Alternative Balanced Risk Fund	Class A		Investor Class	Class I	Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	[1]	none	none	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%		1.00%	1.00%	1.00%
[1]	A 1.00% contingent deferred sales charge is generally imposed on Class A purchases of $1 million or more that are redeemed within 18 months after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Weiss Alternative Balanced Risk Fund		Class A	Investor Class	Class I	Class K
Management Fees	[1]	1.50%	1.50%	1.50%	1.50%
Distribution (12b-1) Fees	[1]	0.25%	0.25%	none	none
Dividends and Interest on Short Positions	[1]	1.29%	1.29%	1.29%	1.29%
Shareholder Servicing Fees	[1]	0.10%	0.10%	0.10%	none
All other expenses	[1]	9.97%	9.97%	9.90%	9.97%
Total Other Expenses	[1]	11.36%	11.36%	11.29%	11.26%
Acquired Fund Fees and Expenses	[1],[2]	0.13%	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses	[1]	13.24%	13.24%	12.92%	12.89%
Less Fee Waiver and/or Expense Reimbursement	[1],[3]	(9.97%)	(9.97%)	(9.90%)	(9.97%)
Net Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	3.27%	3.27%	3.02%	2.92%
[1]	The expense information has been restated to reflect current fees and expenses
[2]	Acquired Fund Fees and Expenses for the Fund's current fiscal period are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights, which only reflect the direct operating expenses incurred by the Fund.
[3]	Weiss Multi-Strategy Advisers LLC (the "Adviser") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding Rule 12b-1 fees, shareholder servicing fees, redemption fees, swap fees and expenses, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) in order to limit the Total Annual Fund Operating Expenses for each share class to 1.50% of average daily net assets (the "Expense Cap"). The Expense Cap will remain in effect through at least July 24, 2018, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three fiscal years from the date they were waived or paid, provided that the Fund is able to make the recoupment without exceeding the lesser of the Expense Cap (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment.

In addition, effective immediately, the information in the “Example” section of the Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only in the first year of the periods shown in the Example.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Weiss Alternative Balanced Risk Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	962	3,202	5,172	8,842
Investor Class	330	2,806	4,891	8,774
Class I	305	2,736	4,796	8,679
Class K	295	2,723	4,783	8,669

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Weiss Alternative Balanced Risk Fund | Class A | USD ($)	862	3,202	5,172	8,842

* * * * *

You should read this Supplement in conjunction with the Summary Prospectus and Prospectus, each as dated February 28, 2017.  These documents provide information that you should know about the Fund before investing and have been filed with the Securities and Exchange Commission.  These documents are available upon request and without charge by calling the Fund at 866-530-2690.

Please retain this Supplement for future reference